Stock-Based Compensation Plans	12 Months Ended
Jun. 30, 2012
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

Note 10. Stock-based Compensation Plans

Stock Option Plan

On March 28, 2000, shareholders approved the Greene County Bancorp, Inc. 2000 Stock Option Plan ("2000 Option Plan"), which authorized the Board of Directors to grant up to 181,898 shares of Common Stock.  On March 28, 2000, the Board of Directors granted 181,880 options to buy stock under the 2000 Option Plan at an exercise price of $3.94, the fair value of the stock on that date.  These options had a 10-year term and vested ratably over the 5-year vesting period.    On March 19, 2002, the Board of Directors granted 12,000 options that were previously forfeited by a former employee.  These options had an exercise price of $9.20, the fair value of the stock on March 19, 2002 and had cumulative vesting periods of four years, 20% immediately and 20% per year thereafter, and a term of 10 years.  During the fiscal year ended June 30, 2011, Greene County Bancorp, Inc. issued the remaining 7,250 shares from treasury stock for options exercised under the 2000 Option Plan.

On July 29, 2008, shareholders approved the Greene County Bancorp, Inc. 2008 stock-based compensation plan (the "2008 Option Plan") which allows the Company to issue up to 180,000 options and stock appreciation rights. On August 19, 2008, the Board of Directors granted 164,500 options and stock appreciation rights (in tandem) to buy stock under the 2008 Option Plan at an exercise price of $12.50, the fair value of the stock on that date. These options have a 10-year term and vested over a three year period upon meeting specific earnings performance goals. The fair value of each share option grant under the 2008 Option Plan was estimated on the date of grant to be $4.06 using the Black-Scholes option pricing model and assumed that performance goals would be achieved. At June 30, 2012 and 2011, these options were fully vested. The assumptions used in the Black-Scholes option pricing model as of the grant date were as follows:

Weighted average risk-free interest rate	3.23%
Weighted average expected term	6.5 years
Weighted average expected volatility	59.57%
Weighted average expected dividend yield	6.72%

The weighted average expected term was derived utilizing the "simplified" method which is the average of the award's weighted average vesting period and its contractual term. This method was used due to limited employee share option exercise history.

The Company recognized $19,000 and $223,000 in compensation costs and related income tax benefit of $6,000 and $23,000 related to the 2008 Option Plan during each of the fiscal years ended June 30, 2012 and 2011, respectively. At June 30, 2012, there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted as all options were vested.

A summary of the Company's stock option activity and related information for its option plans for the fiscal years ended June 30, 2012 and 2011 is as follows:

	2012		2011
		Weighted Average		Weighted Average
		Exercise		Exercise
		Price		Price
	Shares	Per Share	Shares	Per Share
Outstanding at beginning of year	144,834	$12.50	171,750	$12.36
Options granted	---	---	---	---
Exercised	(41,134)	$12.50	(26,916)	$11.61
Expired	---	---	---	---
Outstanding at end of year	103,700	$12.50	144,834	$12.50
Exercisable at end of year	103,700	$12.50	144,834	$12.50

The following table presents stock options outstanding and exercisable at June 30, 2012:

Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$12.50	103,700	6.25	$12.50
Total	103,700		$12.50

The total intrinsic value of the options outstanding and exercisable at June 30, 2012 was approximately $640,000. The total intrinsic value of the options exercised during the years ended June 30, 2012 and 2011 was approximately $244,000 and $160,000, respectively. The Company had no non-vested options outstanding at June 30, 2012 and 2011.

Phantom Stock Option Plan and Long-term Incentive Plan

Greene County Bancorp, Inc. (the "Company") entered into the Greene County Bancorp, Inc. 2011 Phantom Stock Option and Long-term Incentive Plan (the "Plan"), effective as of July 1, 2011, to promote the long-term financial success of the Company and its subsidiaries by providing a means to attract, retain and reward individuals who contribute to such success and to further align their interests with those of the Company's shareholders.  The Plan is intended to provide benefits to employees and directors of the Company or any subsidiary as designated by the Compensation Committee of the Board of Directors of the Company ("Committee").   A total of 900,000 phantom stock options are available for awards under the Plan.  A phantom stock option represents the right to receive a cash payment on the date the award vests equal to the positive difference between the strike price on the grant date and the book value of a share of the Company stock on the determination date. The determination date is the last day of the plan year at the end of the third year after the grant date of the award, unless otherwise specified by the Committee.  The strike price will be the price established by the Committee, which will not be less than 100% of the book value of a share on a specified date, as determined under generally accepted accounting principles (GAAP) as of the last day of the quarter ending on or immediately preceding the valuation date with adjustments made, in the sole discretion of the Committee, to exclude accumulated other comprehensive income. During the year ended June 30, 2012, 235,350 phantom stock options were awarded under the plan. The Company recognized $265,000 in compensation costs related to the phantom stock option plan during the year ended June 30, 2012.